                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                              --------------------------

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):         [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pirate Capital LLC
Address:   200 Connecticut Avenue, 4th Floor,
           Norwalk, Connecticut 06854

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas R. Hudson, Jr.
Title:  President
Phone:  203-854-1100

Signature, Place, and Date of Signing:

/s/ Thomas R. Hudson           Norwalk, Connecticut            February 10, 2005
--------------------           --------------------            -----------------
     [Signature]                  [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


        13F File Number                    Name

         28-
            ---------------                 ------------------------------------

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                  ---------------

Form 13F Information Table Entry Total:        29
                                       ----------

Form 13F Information Table Value Total:  $300,127
                                       ----------
                                       (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name


         No.               13F File Number           Name


                                       2

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                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                December 31, 2004

   Column 1                             Column 2    Column 3    Column 4           Column 5                  Column 6      Column 7
   ---------------------------------------------------------------------------------------------------------------------------------
                                        TITLE OF                  VALUE        SHARES OR             PUT/      INVESTMENT     OTHER
                     NAME OF ISSUER      CLASS       CUSIP       (000)         PRN AMT    SH/PRN    CALL      DISCRETION    MANAGERS
   ---------------------------------------------------------------------------------------------------------------------------------
 1   ALLETE INC                           common     18522300      11,977       325,900     SH/PRN          Shared-Defined     NONE
 2   ALLIED DEFENSE GROUP INC.            common     19118108       1,778        79,900     SH/PRN          Shared-Defined     NONE
 3   ANGELICA CORP                        common     34663104      13,149       486,100     SH/PRN          Shared-Defined     NONE
 4   ASSOCIATED ESTATES REALTY CO         common     45604105       7,658       749,299     SH/PRN          Shared-Defined     NONE
 5   AVALON CORRECTIONAL SERVICES INC     common     53436101         207        80,179     SH/PRN          Shared-Defined     NONE
 6   BKF CAPITAL GROUP                    common     05548G102      4,775       126,000     SH/PRN          Shared-Defined     NONE
 7   CENTRAL PARKING CORP.                common     154785109      1,735       114,500     SH/PRN          Shared-Defined     NONE
 8   CHARTERMAC                           common     160908109      8,043       329,100     SH/PRN          Shared-Defined     NONE
 9   CORNELL COMPANIES INC                common     219141108     29,779     1,961,700     SH/PRN          Shared-Defined     NONE
10   CORRECTIONS CORP AMERICA             common     22025Y407      5,161       127,600     SH/PRN          Shared-Defined     NONE
11   CUTTER & BUCK INC                    common     232217109     18,216     1,250,217     SH/PRN          Shared-Defined     NONE
12   GANDER MOUNTAIN COMPANY              common     36471P108        998        77,817     SH/PRN          Shared-Defined     NONE
13   GENCORP INC                          common     368682100     27,437     1,477,500     SH/PRN          Shared-Defined     NONE
14   GEO GROUP INC                        common     36159R103      1,316        49,500     SH/PRN          Shared-Defined     NONE
15   INTRAWEST CORP                       common     460915200     31,473     1,369,000     SH/PRN          Shared-Defined     NONE
16   IPSCO INC.                           common     462622101     16,041       336,300     SH/PRN          Shared-Defined     NONE
17   JOHN Q HAMMONS HOTELS INC.           common     408623106      7,608       375,700     SH/PRN          Shared-Defined     NONE
18   MISSION WEST PROPERTIES INC.         common     605203108        368        34,600     SH/PRN          Shared-Defined     NONE
19   NEW ENGLAND REALTY ASSOCIATE         common     644206104        451         5,100     SH/PRN          Shared-Defined     NONE
20   OFFICE DEPOT INC                     common     676220106     11,815       680,600     SH/PRN          Shared-Defined     NONE
21   ORIENT EXPRESS HOTELS LTD            common     G67743107      7,095       344,900     SH/PRN          Shared-Defined     NONE
22   ORIGEN FINANCIAL INC                 common     68619E208        521        69,678     SH/PRN          Shared-Defined     NONE
23   SEARS ROEBUCK & CO.                  common     812387108      3,827        75,000     SH/PRN          Shared-Defined     NONE
24   SIZELER PROPERTY INVESTORS           common     830137105      3,109       264,000     SH/PRN          Shared-Defined     NONE
25   ST JOE CO.                           common     790148100     17,591       274,000     SH/PRN          Shared-Defined     NONE
26   TEMPLE INLAND INC.                   common     879868107     19,945       291,600     SH/PRN          Shared-Defined     NONE
27   TOYS R US INC.                       common     892335100     30,218     1,476,200     SH/PRN          Shared-Defined     NONE
28   UNITED CAPITAL CORP.                 common     909912107      7,119       314,300     SH/PRN          Shared-Defined     NONE
29   VAIL RESORTS INC.                    common     91879Q109     10,717       478,000     SH/PRN          Shared-Defined     NONE
                                                                   ------
   Column 1                                 Column 8
   -----------------------------------------------------------------------------
                                           VOTING
                                          AUTHORITY
                     NAME OF ISSUER         SOLE      SHARED    NONE
   -----------------------------------------------------------------------------
 1   ALLETE INC                             325,900
 2   ALLIED DEFENSE GROUP INC.               79,900
 3   ANGELICA CORP                          486,100
 4   ASSOCIATED ESTATES REALTY CO           749,299
 5   AVALON CORRECTIONAL SERVICES INC        80,179
 6   BKF CAPITAL GROUP                      126,000
 7   CENTRAL PARKING CORP.                  114,500
 8   CHARTERMAC                             329,100
 9   CORNELL COMPANIES INC                1,961,700
10   CORRECTIONS CORP AMERICA               127,600
11   CUTTER & BUCK INC                    1,250,217
12   GANDER MOUNTAIN COMPANY                 77,817
13   GENCORP INC                          1,477,500
14   GEO GROUP INC                           49,500
15   INTRAWEST CORP                       1,369,000
16   IPSCO INC.                             336,300
17   JOHN Q HAMMONS HOTELS INC.             375,700
18   MISSION WEST PROPERTIES INC.            34,600
19   NEW ENGLAND REALTY ASSOCIATE             5,100
20   OFFICE DEPOT INC                       680,600
21   ORIENT EXPRESS HOTELS LTD              344,900
22   ORIGEN FINANCIAL INC                    69,678
23   SEARS ROEBUCK & CO.                     75,000
24   SIZELER PROPERTY INVESTORS             264,000
25   ST JOE CO.                             274,000
26   TEMPLE INLAND INC.                     291,600
27   TOYS R US INC.                       1,476,200
28   UNITED CAPITAL CORP.                   314,300
29   VAIL RESORTS INC.                      478,000